INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill, key assumptions (Details)	Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate	2.00%
Rizobacter
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	17.00%
Insumos Agroqumicos S.A.("Insuagro")
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	22.00%